Significant Accounting Policies - Leases (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accounting Policies [Abstract]
Rent expense for operating leases	$ 3.4	$ 2.8	$ 6.7	$ 5.5	$ 11.3	$ 8.7	$ 8.7